

FS GLOBAL CREDIT OPPORTUNITIES FUND

Access a global credit alternative

FACTS: FUND — A
As of April 9, 2014
Read Overview page for Fund — D

Public offering price*
$11.04

Current annualized distribution rate**
7.88%

Past performance is not a guarantee of future results

FS Global Credit Opportunities Fund is an unlisted, closed-end fund that invests primarily in global credit, including loans, bonds and other credit instruments.

Investment objective

FS Global Credit Opportunities Fund opened to new investors in December 2013 and seeks to generate an attractive total return consisting of a high level of current income and capital appreciation, with a secondary objective of capital preservation.


OPPORTUNITIES IN
Global Credit

Investment strategy

The Fund invests primarily in global corporate credit using, among other strategies, an event-driven, high conviction approach. FS Global Credit Opportunities Fund can invest globally, with a focus on North America and Western Europe, and in a broad range of debt and equity securities of both public and private companies, including:

- Senior secured, second lien and unsecured loans
- Secured and unsecured bonds
- Preferred stock, common stock and structured products

Event driven

In order to create value for investors, the Fund seeks to benefit primarily from specific corporate events such as mergers, corporate reorganizations or debt maturities that are expected to impact the value of a company's securities. The Fund intends to take advantage of dislocations that arise in the markets due to an impending event for which the market's apparent expectation of value differs substantially from the view of the its managers.

Event-driven investing depends much more heavily on the managers' ability to successfully predict the outcomes of these events than on underlying macroeconomic fundamentals, such as the level of interest rates or gross domestic product. As a result, successful event-driven strategies may offer substantial diversification benefits and the ability to generate performance in uncertain market environments. The Fund's investment strategy revolves around a thorough due diligence process and is based on the belief that a deep understanding of companies and the industries in which they operate is critical to generating positive income and returns.

The investment managers select companies they believe offer the best opportunities for creating potential return. Below investment grade instruments (commonly referred to as "high-yield" securities or "junk bonds") may have predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. Investments in high yield securities should be considered speculative.

Key facts[1]

Inception date
December 12, 2013

Sponsor commitment
(as of 12/12/2013)
$41.9 million

Total assets under management
$63.9 million

Registered shares[2]
375 million

Distribution frequency[3]
Monthly

Distribution reinvestment price
Net asset value

Liquidity[4]
Quarterly tender offers

Minimum initial investment
$5,000

Tax reporting
Form 1099

Fund — A

Registered shares[2]
300 million

Public offering price*
$11.04

Current annualized distribution rate**
7.88%

Fund — D

Registered shares[2]
75 million

Public offering price*
$10.36

Current annualized distribution rate**
8.39%

1. As of December 31, 2013, unless otherwise noted.
2. Represents the total number of shares registered in the initial public offerings of FS Global Credit Opportunities Fund—A and FS Global Credit Opportunities Fund—D (together, the "Companies"). FS Global Credit Opportunities Fund intends to limit the number of shares it sells to the Companies to 300,000,000 and, as such, not all of the shares registered in the Companies' public offerings will necessarily be sold.
3. The payment of future distributions on the Fund's common shares is subject to the discretion of the Fund's board of trustees and applicable legal restrictions and, therefore, there can be no assurance as to the amount or timing of any such future distributions.
4. The Fund intends to repurchase a limited number of shares pursuant to quarterly tender offers by the Companies. The Companies may amend, suspend or terminate their share repurchase programs at any time. See the applicable Companies' prospectus for more information.

Note: To invest in FS Global Credit Opportunities Fund–A or FS Global Credit Opportunities Fund–D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

***The public offering price of FS Global Credit Opportunities Fund–A's "Fund–A" common shares is subject to a sales load of up to 8.0%, consisting of selling commissions of up to 6.0% and dealer manager fees of up to 2.0% of Fund–A's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund–A's public offering, after payment of selling commissions and dealer manager fees. The public offering price of FS Global Credit Opportunities Fund–D's ("Fund–D" and together with Fund–A, the "Companies") common shares is subject to a dealer manager fee of up to 2.0% of Fund–D's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund–D's public offering, after payment of dealer manager fees. Amounts may be rounded.**

****The Companies' annualized distribution rates are expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the applicable Company's current regular weekly cash distribution per share without compounding), divided by the applicable Company's current public offering price per share as of the date shown. The annualized distribution rates shown have been rounded. To date, these rates have not included any distributions paid from offering proceeds or borrowings; although a portion of the Companies' distributions to shareholders may be deemed to constitute a return of capital for tax purposes due to the character of the amounts received by FS Global Credit Opportunities Fund from its portfolio companies. Any such return of capital will not reduce the amounts available to FS Global Credit Opportunities Fund for investments. The Companies' previous distributions were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Companies' and FS Global Credit Opportunities Fund's affiliate, Franklin Square Holdings, L.P. See the Companies' filings with the SEC for additional information.**

FS² Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS² Capital Partners, LLC (FS² Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS² Capital's due diligence obligations under the federal securities laws. FS² Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS² Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.



FS GLOBAL CREDIT OPPORTUNITIES FUND

Access a global credit alternative

FACTS: FUND — A
As of April 9, 2014
Read Overview page for Fund — D.

Public offering price*
$11.04

Current annualized distribution rate**
7.88%

Past performance is not a guarantee of future results.

Investments in FS Global Credit Opportunities Fund (the "Fund") will be made indirectly through two funds, FS Global Credit Opportunities Fund-A and FS Global Credit Opportunities Fund-D (together, the "Companies"), which will invest substantially all of the net proceeds from their public offerings in common shares of beneficial interest of the Fund.

The Fund is a separate non-diversified, closed-end management investment company that will carry out the investment strategies generally described in the prospectuses of the Companies. An investment in the Companies involves a high degree of risk and may be considered speculative. The following are some of the risks an investment in common shares of the Companies involves; however, investors should carefully consider all of the risks discussed in the applicable Company's prospectus, including the risk factors set forth under the section entitled "Types of Investments and Related Risks," before deciding to invest in the common shares of such Company.

- An investment in the common shares of beneficial interest of the Companies is not suitable for an investor if they need access to the money they invest.
- Shareholders of the Companies should consider that they may not have access to the money they invest for an indefinite period of time.
- Unlike an investor in most closed-end funds, shareholders of the Companies should not expect to be able to sell their shares regardless of how the Companies perform.
- If a shareholder is able to sell their shares, the shareholder will likely receive less than their purchase price and the then current net asset value per share.
- Unlike most closed-end funds, the Companies' shares will not be listed on any securities exchange and the Companies will not seek to complete liquidity events for at least five years from the date they commence operations.
- Although the Companies intend to implement share repurchase programs, they may be discontinued at any time and only a limited number of shares will be eligible for repurchase.
- The Companies' distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Companies for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses, as well as the sales load.
- The Companies' and the Fund's distributions may be funded in significant part from the reimbursement of certain expenses, including through the waiver of certain investment advisory fees payable by the Fund, that are subject to repayment to the Companies' and the Fund's affiliate, Franklin Square Holdings, L.P. ("Franklin Square Holdings"). If Franklin Square Holdings does not agree to reimburse certain of the Companies' or the Fund's expenses, including through the waiver of certain advisory fees payable by the Fund, significant portions of the Companies' and the Fund's distributions may come from offering proceeds or borrowings. The repayment of any amounts owed to Franklin Square Holdings will reduce the future distributions to which shareholders would otherwise be entitled.
- Even if the Fund does eventually list its shares, shares of closed-end funds frequently trade at a discount to net asset value and this creates a risk of loss for investors who purchase shares at the offering price. This risk is separate and distinct from the risk that the Companies' net asset values will decrease.
- Investors may not receive distributions or distributions may not grow over time. Delays in locating suitable investment opportunities may cause all or a portion of distributions paid to investors to constitute a return of capital to investors for tax purposes.
- Investments in securities and other obligations of companies that are experiencing distress involve a substantial degree of risk, require a high level of analytical sophistication for successful investment and require active monitoring.
- Investments in expectation of a specific event or catalyst can result in losses if the event fails to occur or it does not have the effect foreseen.
- Investments in various types of debt securities and instruments may be secured, unsecured, rated or unrated, are subject to non-payment risk and may be speculative in nature.
- Below investment grade instruments (commonly referred to as "high-yield" securities or "junk bonds") may be particularly susceptible to economic downturns, which could cause losses.
- Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals.
- Investments in illiquid and restricted securities may be difficult to dispose of at a fair price and may adversely affect the Fund's business.
- Investments in securities of non-U.S. issuers or borrowers, including those in emerging foreign markets, are subject to risks in addition to those typically associated with investments in the United States or other developed countries, any of which may adversely affect the operating results of the Fund and the Companies.
- The value of convertible securities may be adversely affected by changes in interest rates, as well as the market price and volatility of the underlying security.
- Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund.
- By focusing on a limited number of investment opportunities, the number and type of companies and industries in which the Fund invests may be limited, which will expose the Fund and the Companies to a greater risk of loss from isolated events.
- Financial market risks, including changes in interest rates, may have a substantial negative impact on the Fund's investments and operating results.
- The Fund may borrow funds to make investments, which would increase the volatility of its investments and may increase the risks of investing in the securities of the Companies.
- The Fund and the Companies have no operating history and are subject to the business risks and uncertainties associated with any new business.
- The public offerings by the Companies will be "best efforts" offerings and, if the Companies are unable to raise substantial funds, the Fund may be more limited in the issuers and industries in which it invests and returns on investments may be reduced as expenses are spread over a smaller capital base.

Accordingly, an investment in the Companies should be considered speculative and entails substantial risks, and a prospective investor should invest in the Companies only if he or she can sustain a complete loss of investment.

Note: To invest in FS Global Credit Opportunities Fund–A or FS Global Credit Opportunities Fund–D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

***The public offering price of FS Global Credit Opportunities Fund–A's "Fund–A" common shares is subject to a sales load of up to 8.0%, consisting of selling commissions of up to 6.0% and dealer manager fees of up to 2.0% of Fund–A's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund–A's public offering, after payment of selling commissions and dealer manager fees. The public offering price of FS Global Credit Opportunities Fund–D's ("Fund–D" and together with Fund–A, the "Companies") common shares is subject to a dealer manager fee of up to 2.0% of Fund–D's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund–D's public offering, after payment of dealer manager fees. Amounts may be rounded.**

****The Companies' annualized distribution rates are expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the applicable Company's current regular weekly cash distribution per share without compounding), divided by the applicable Company's current public offering price per share as of the date shown. The annualized distribution rates shown have been rounded. To date, these rates have not included any distributions paid from offering proceeds or borrowings; although a portion of the Companies' distributions to shareholders may be deemed to constitute a return of capital for tax purposes due to the character of the amounts received by FS Global Credit Opportunities Fund from its portfolio companies. Any such return of capital will not reduce the amounts available to FS Global Credit Opportunities Fund for investments. The Companies' previous distributions were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Companies' and FS Global Credit Opportunities Fund's affiliate, Franklin Square Holdings, L.P. See the Companies' filings with the SEC for additional information.**

FS² Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS² Capital Partners, LLC (FS² Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS² Capital's due diligence obligations under the federal securities laws. FS² Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS² Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.

FS GLOBAL CREDIT OPPORTUNITIES FUND

Access a global credit alternative

FACTS: FUND — A

As of April 9, 2014
Read Overview page for Fund — D

Public offering price*
$11.04

Current annualized distribution rate**
7.88%

Past performance is not a guarantee of future results

Holdings by investment type[1]

FS Global Credit Opportunities Fund invests primarily in global corporate credit, including loans, bonds and other credit instruments that companies use to finance their operations. The Fund uses, among other strategies, an event driven, high conviction approach.


3%
17%
80%
Senior secured loans (first lien and second lien)
Senior secured bonds
Subordinated debt

Floating interest rate focus[1]

Floating rate investments comprised 81% of the Fund's holdings as of December 31, 2013. Unlike traditional fixed rate loans, floating rate loans pay an interest rate that varies, or "floats," with changes in market interest rates.


19%
81%
Floating rate investments
Fixed rate investments

Holdings by industry[1]


Energy 28%
Telecommunication services 18%
Consumer services 15%
Media 13%
Utilities 12%
Technology hardware & equipment 11%
Real estate 3%

1. Calculated as a percentage of fair value

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

***The public offering price of FS Global Credit Opportunities Fund—A's "Fund—A" common shares is subject to a sales load of up to 8.0%, consisting of selling commissions of up to 6.0% and dealer manager fees of up to 2.0% of Fund—A's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund—A's public offering, after payment of selling commissions and dealer manager fees. The public offering price of FS Global Credit Opportunities Fund—D's ("Fund—D" and together with Fund—A, the "Companies") common shares is subject to a dealer manager fee of up to 2.0% of Fund—D's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund—D's public offering, after payment of dealer manager fees. Amounts may be rounded.**

****The Companies' annualized distribution rates are expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the applicable Company's current regular weekly cash distribution per share without compounding), divided by the applicable Company's current public offering price per share as of the date shown. The annualized distribution rates shown have been rounded. To date, these rates have not included any distributions paid from offering proceeds or borrowings, although a portion of the Companies' distributions to shareholders may be deemed to constitute a return of capital for tax purposes due to the character of the amounts received by FS Global Credit Opportunities Fund from its portfolio companies. Any such return of capital will not reduce the amounts available to FS Global Credit Opportunities Fund for investments. The Companies' previous distributions were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Companies' and FS Global Credit Opportunities Fund's affiliate, Franklin Square Holdings, L.P. See the Companies' filings with the SEC for additional information.**

Corporate Governance

FS^2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS^2 Capital Partners, LLC (FS^2 Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS^2 Capital's due diligence obligations under the federal securities laws. FS^2 Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS^2 Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.

FS GLOBAL CREDIT OPPORTUNITIES FUND

Access a global credit alternative

FACTS: FUND — A
As of April 9, 2014
Read Overview page for Fund — D

Public offering price*
$11.04

Current annualized distribution rate**
7.88%

Past performance is not a guarantee of future results.

Cumulative total returns[1]

Past performance is no guarantee of future results

Year to date through 3/31/2014	1 year	3 year	5 year	Since inception 12/12/2013
3.45%	**N/A**	**N/A**	**N/A**	**4.13%**

1. The Company calculates both net asset value ("NAV") based returns and shareholder returns. The shareholder returns quoted above are different from the NAV based returns and may be higher or lower. NAV based returns are calculated using NAV performance and distributions declared for the period, and represent the total return on the Fund's investment portfolio rather than an actual return to shareholders. The shareholder returns are based on the Company's public offering price, less selling commissions and dealer manager fees, and assume the reinvestment of distributions under the Company's distribution reinvestment plan. NAV based returns are disclosed in the public filings of the Fund. Total return is the compounded percentage return an investor received for the highlighted period taking into account all cash distributions during such period. The calculation assumes that the investor purchased shares at the Company's net public offering price as of the beginning of such period and reinvested all cash distributions pursuant to the Company's distribution reinvestment plan. Valuation as of the end of the applicable period is based on the NAV per share of the Company's common shares, which reflects the method utilized by the Company in calculating the repurchase price to be paid to holders of its common shares pursuant to its share repurchase program as of April 1, 2014. Total returns are presented on a "net" basis and reflect the management and incentive fees, organization and offering expenses, interest expense on borrowed funds and other related expenses that are borne by investors in the Company, but exclude all sales commissions and dealer manager fees. If these had been deducted, performance would have been lower. For the period from January 28, 2013 (Inception) to December 31, 2013, the ratio of the Company's net expenses to average net assets was 0.83%. In addition to these direct expenses, the Company indirectly bears its pro rata portion of all expenses incurred by the Fund based on its ownership of common shares of the Fund. For more information regarding the Company's fees and expenses, investors should carefully review the Company's prospectus. The Company's total returns shown may have been rounded.

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

***The public offering price of FS Global Credit Opportunities Fund—A's "Fund—A" common shares is subject to a sales load of up to 8.0%, consisting of selling commissions of up to 6.0% and dealer manager fees of up to 2.0% of Fund—A's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund—A's public offering, after payment of selling commissions and dealer manager fees. The public offering price of FS Global Credit Opportunities Fund—D's ("Fund—D" and together with Fund—A, the "Companies") common shares is subject to a dealer manager fee of up to 2.0% of Fund—D's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund—D's public offering, after payment of dealer manager fees. Amounts may be rounded.**

****The Companies' annualized distribution rates are expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the applicable Company's current regular weekly cash distribution per share without compounding), divided by the applicable Company's current public offering price per share as of the date shown. The annualized distribution rates shown have been rounded. To date, these rates have not included any distributions paid from offering proceeds or borrowings; although a portion of the Companies' distributions to shareholders may be deemed to constitute a return of capital for tax purposes due to the character of the amounts received by FS Global Credit Opportunities Fund from its portfolio companies. Any such return of capital will not reduce the amounts available to FS Global Credit Opportunities Fund for investments. The Companies' previous distributions were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Companies' and FS Global Credit Opportunities Fund's affiliate, Franklin Square Holdings, L.P. See the Companies' filings with the SEC for additional information.**

Corporate Governance

FS[2] Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS[2] Capital Partners, LLC (FS[2] Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS[2] Capital's due diligence obligations under the federal securities laws. FS[2] Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS[2] Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.

FS GLOBAL CREDIT OPPORTUNITIES FUND

Access a global credit alternative

FACTS: FUND — A
As of April 9, 2014
Read Overview page for Fund — D

Public offering price*
$11.04

Current annualized distribution rate**
7.88%

Past performance is not a guarantee of future results.

A team of experts from Franklin Square Capital Partners and GSO / Blackstone manages the Fund

FRANKLIN SQUARE CAPITAL PARTNERS

Innovative alternatives for the investing public

Franklin Square is a leading manager of alternative investment funds designed to enhance investors' portfolios by providing access to asset classes, strategies and asset managers that typically have been available to only the largest institutional investors. The firm's funds offer "endowment-style" investment strategies that can help investors diversify their portfolios and manage risk.

FRANKLIN SQUARE CAPITAL PARTNERS ASSETS UNDER MANAGEMENT
Over $10 billion

NUMBER OF INVESTORS
165,000

FRANKLIN SQUARE AND GSO / BLACKSTONE HAVE COMMITTED[1]
Over $100 million across all funds

All data as of 12/31/2013

GSO CAPITAL PARTNERS *A Blackstone Company*

Scale and expertise

GSO Capital Partners, the credit platform of Blackstone, is one of the largest global managers of leveraged loans and non-investment grade credit. Their scale and expertise allow them to provide financing solutions that can enhance a business' financial flexibility, while seeking to capture opportunities for investors.

Blackstone is a global leader in the alternative asset management industry with over $265 billion in assets under management. Blackstone has more than 1,500 limited partners, including public and corporate pension funds, academic endowments and charitable foundations from over 52 countries.

GSO CAPITAL PARTNERS ASSETS UNDER MANAGEMENT
$65 billion

GLOBAL PRESENCE
- New York
- Dublin
- Houston
- London
- Sydney

All data as of 12/31/2013

1. Represents the total value as of 12/31/2013 of investments in Franklin Square's funds by investors affiliated with Franklin Square and GSO / Blackstone.

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

***The public offering price of FS Global Credit Opportunities Fund–A's "Fund–A" common shares is subject to a sales load of up to 8.0%, consisting of selling commissions of up to 6.0% and dealer manager fees of up to 2.0% of Fund–A's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund–A's public offering, after payment of selling commissions and dealer manager fees. The public offering price of FS Global Credit Opportunities Fund–D's ("Fund–D" and together with Fund–A, the "Companies") common shares is subject to a dealer manager fee of up to 2.0% of Fund–D's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund–D's public offering, after payment of dealer manager fees. Amounts may be rounded.**

****The Companies' annualized distribution rates are expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the applicable Company's current regular weekly cash distribution per share without compounding), divided by the applicable Company's current public offering price per share as of the date shown. The annualized distribution rates shown have been rounded. To date, these rates have not included any distributions paid from offering proceeds or borrowings; although a portion of the Companies' distributions to shareholders may be deemed to constitute a return of capital for tax purposes due to the character of the amounts received by FS Global Credit Opportunities Fund from its portfolio companies. Any such return of capital will not reduce the amounts available to FS Global Credit Opportunities Fund for investments. The Companies' previous distributions were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Companies' and FS Global Credit Opportunities Fund's affiliate, Franklin Square Holdings, L.P. See the Companies' filings with the SEC for additional information.**

Corporate Governance

FS[2] Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS[2] Capital Partners, LLC (FS[2] Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS[2] Capital's due diligence obligations under the federal securities laws. FS[2] Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS[2] Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.



FS GLOBAL CREDIT OPPORTUNITIES FUND

Access a global credit alternative

FACTS: FUND — A
As of April 9, 2014
Read Overview page for Fund — D

Public offering price*
$11.04

Current annualized distribution rate**
7.88%

Past performance is not a guarantee of future results.

Investor-approved literature

Below are links to the investor-approved materials for FS Global Credit Opportunities Fund. Please review the prospectus and other documents carefully and speak with your financial advisor before making any investment decision.

FS Global Credit Opportunities Investor Presentation
An introduction to the fund

FS Global Credit Opportunities Fund–A Investor Guide & Fact Sheet
Overview of key fund facts

FS Global Credit Opportunities Fund–A Prospectus
In-depth fund Information

FS Global Credit Opportunities Fund–D Investor Guide & Fact Sheet
Overview of key fund facts

FS Global Credit Opportunities Fund–D Prospectus
In-depth fund Information

Forms

FS Global Credit Opportunities Fund–A
Subscription Agreement

FS Global Credit Opportunities Fund–D
Subscription Agreement

Custodian Change Form
Financial Advisor Change Form
First Trust Retirement Account Form
Investor Change Form
IRA Reimbursement Form
Transfer on Death Form
Trustee Certification of Investment Powers Form

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

***The public offering price of FS Global Credit Opportunities Fund—A's "Fund—A" common shares is subject to a sales load of up to 8.0%, consisting of selling commissions of up to 6.0% and dealer manager fees of up to 2.0% of Fund—A's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund—A's public offering, after payment of selling commissions and dealer manager fees. The public offering price of FS Global Credit Opportunities Fund—D's ("Fund—D" and together with Fund—A, the "Companies") common shares is subject to a dealer manager fee of up to 2.0% of Fund—D's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund—D's public offering, after payment of dealer manager fees. Amounts may be rounded.**

****The Companies' annualized distribution rates are expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the applicable Company's current regular weekly cash distribution per share without compounding), divided by the applicable Company's current public offering price per share as of the date shown. The annualized distribution rates shown have been rounded. To date, these rates have not included any distributions paid from offering proceeds or borrowings; although a portion of the Companies' distributions to shareholders may be deemed to constitute a return of capital for tax purposes due to the character of the amounts received by FS Global Credit Opportunities Fund from its portfolio companies. Any such return of capital will not reduce the amounts available to FS Global Credit Opportunities Fund for investments. The Companies' previous distributions were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Companies' and FS Global Credit Opportunities Fund's affiliate, Franklin Square Holdings, L.P. See the Companies' filings with the SEC for additional information.**

Corporate Governance

FS² Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS² Capital Partners, LLC (FS² Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS² Capital's due diligence obligations under the federal securities laws. FS² Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS² Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.

This is neither an offer to sell nor a solicitation of an offer to buy any securities described herein. An offering is made only by a prospectus. Copies of the applicable fund's prospectus are available free of charge by contacting Franklin Square Capital Partners at Cira Centre, 2929 Arch Street, Suite 675, Philadelphia, Pennsylvania 19104, by phone at 215-495-1150 or by visiting its website at www.franklinsquare.com. The information on this website must be read in conjunction with the applicable fund's prospectus and other filings with the Securities and Exchange Commission (the "SEC") in order to fully understand all of the implications and risks of the offering of securities to which the applicable prospectus relates. A copy of the applicable prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. None of the SEC, the Attorney General of the State of New York or any state securities regulator has approved or disapproved of these securities or determined if the applicable fund's prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds.

FS GLOBAL CREDIT OPPORTUNITIES FUND

Access a global credit alternative

FACTS: FUND — A
As of April 9, 2014
Read Overview page for Fund — D

Public offering price*
$11.04

Current annualized distribution rate**
7.88%

Past performance is not a guarantee of future results.

Prospectus & supplements

FS GLOBAL CREDIT OPPORTUNITIES FUND — A

FS Global Credit Opportunities Fund — A
Prospectus Supplement #1

FS Global Credit Opportunities Fund — A
Statement of Additional Information Supplement #1

FS Global Credit Opportunities Fund — A
Prospectus

FS Global Credit Opportunities Fund — A
Statement of Additional Information

FS GLOBAL CREDIT OPPORTUNITIES FUND — D

FS Global Credit Opportunities Fund — D
Prospectus Supplement #1

FS Global Credit Opportunities Fund — D
Statement of Additional Information Supplement #1

FS Global Credit Opportunities Fund — D
Prospectus

FS Global Credit Opportunities Fund — D
Statement of Additional Information

To view FS Global Credit Opportunities Fund's filings with the Securities and Exchange Commission (SEC), click the links below.

You will be directed to a website created and maintained by an entity not affiliated with FS Global Credit Opportunities Fund or Franklin Square.

View FS Global Credit Opportunities Fund — A's SEC filings

View FS Global Credit Opportunities Fund — D's SEC filings

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

*The public offering price of FS Global Credit Opportunities Fund—A's "Fund—A" common shares is subject to a sales load of up to 8.0%, consisting of selling commissions of up to 6.0% and dealer manager fees of up to 2.0% of Fund—A's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund—A's public offering, after payment of selling commissions and dealer manager fees. The public offering price of FS Global Credit Opportunities Fund—D's ("Fund—D" and together with Fund—A, the "Companies") common shares is subject to a dealer manager fee of up to 2.0% of Fund—D's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund—D's public offering, after payment of dealer manager fees. Amounts may be rounded.

**The Companies' annualized distribution rates are expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the applicable Company's current regular weekly cash distribution per share without compounding), divided by the applicable Company's current public offering price per share as of the date shown. The annualized distribution rates shown have been rounded. To date, these rates have not included any distributions paid from offering proceeds or borrowings; although a portion of the Companies' distributions to shareholders may be deemed to constitute a return of capital for tax purposes due to the character of the amounts received by FS Global Credit Opportunities Fund from its portfolio companies. Any such return of capital will not reduce the amounts available to FS Global Credit Opportunities Fund for investments. The Companies' previous distributions were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Companies' and FS Global Credit Opportunities Fund's affiliate, Franklin Square Holdings, L.P. See the Companies' filings with the SEC for additional information.

Corporate Governance

FS² Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS² Capital Partners, LLC (FS² Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS² Capital's due diligence obligations under the federal securities laws. FS² Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS² Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.

This is neither an offer to sell nor a solicitation of an offer to buy any securities described herein. An offering is made only by a prospectus. Copies of the applicable fund's prospectus are available free of charge by contacting Franklin Square Capital Partners at Cira Centre, 2929 Arch Street, Suite 675, Philadelphia, Pennsylvania 19104, by phone at 215-495-1150 or by visiting its website at www.franklinsquare.com. The information on this website must be read in conjunction with the applicable fund's prospectus and other filings with the Securities and Exchange Commission (the "SEC") in order to fully understand all of the implications and risks of the offering of securities to which the applicable prospectus relates. A copy of the applicable prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. None of the SEC, the Attorney General of the State of New York or any state securities regulator has approved or disapproved of these securities or determined if the applicable fund's prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds.

FRANKLIN SQUARE CAPITAL PARTNERS

I am an Individual Investor... | Service Center | Advisor Login | Investor Login

- ABOUT US
- OUR FUNDS
  - FS Investment Corporation
  - FSIC II
  - FSIC III
  - FS Energy & Power Fund
  - FS Global Credit Opportunities Fund
- EDUCATION CENTER
- CONTACT US
- I WANT TO

I AM A...
Individual Investor
Financial Professional

FS GLOBAL CREDIT OPPORTUNITIES FUND

Access a global credit alternative



FACTS: FUND — A
As of April 9, 2014
Read Overview page for Fund — D

Public offering price*
$11.04

Current annualized distribution rate**
7.88%

Past performance is not a guarantee of future results.

OVERVIEW | RISK FACTORS | PORTFOLIO | PERFORMANCE | MANAGERS | LITERATURE | SEC FILINGS

Corporate governance

Adviser Code of Ethics
Funds Code of Ethics

FS Global Opportunities Fund—A Audit Committee Charter
FS Global Opportunities Fund—A Distribution Reinvestment Plan
FS Global Opportunities Fund—A Charter of the Nominating and Corporate Governance Committee

FS Global Opportunities Fund—D Audit Committee Charter
FS Global Opportunities Fund—D Distribution Reinvestment Plan
FS Global Opportunities Fund—D Charter of the Nominating and Corporate Governance Committee

Note: To invest in FS Global Credit Opportunities Fund—A or FS Global Credit Opportunities Fund—D, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

***The public offering price of FS Global Credit Opportunities Fund—A's "Fund—A" common shares is subject to a sales load of up to 8.0%, consisting of selling commissions of up to 6.0% and dealer manager fees of up to 2.0% of Fund—A's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund—A's public offering, after payment of selling commissions and dealer manager fees. The public offering price of FS Global Credit Opportunities Fund—D's ("Fund—D" and together with Fund—A, the "Companies") common shares is subject to a dealer manager fee of up to 2.0% of Fund—D's public offering price per share, and offering expenses of up to 1.5% of the aggregate proceeds raised in Fund—D's public offering, after payment of dealer manager fees. Amounts may be rounded.**

****The Companies' annualized distribution rates are expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the applicable Company's current regular weekly cash distribution per share without compounding), divided by the applicable Company's current public offering price per share as of the date shown. The annualized distribution rates shown have been rounded. To date, these rates have not included any distributions paid from offering proceeds or borrowings; although a portion of the Companies' distributions to shareholders may be deemed to constitute a return of capital for tax purposes due to the character of the amounts received by FS Global Credit Opportunities Fund from its portfolio companies. Any such return of capital will not reduce the amounts available to FS Global Credit Opportunities Fund for investments. The Companies' previous distributions were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Companies' and FS Global Credit Opportunities Fund's affiliate, Franklin Square Holdings, L.P. See the Companies' filings with the SEC for additional information.**

Corporate Governance

FS^2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS^2 Capital Partners, LLC (FS^2 Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS^2 Capital's due diligence obligations under the federal securities laws. FS^2 Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS^2 Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.

Privacy Policy | Terms of Use | FS Strategies

This is neither an offer to sell nor a solicitation of an offer to buy any securities described herein. An offering is made only by a prospectus. Copies of the applicable fund's prospectus are available free of charge by contacting Franklin Square Capital Partners at Cira Centre, 2929 Arch Street, Suite 675, Philadelphia, Pennsylvania 19104, by phone at 215-495-1150 or by visiting its website at www.franklinsquare.com. The information on this website must be read in conjunction with the applicable fund's prospectus and other filings with the Securities and Exchange Commission (the "SEC") in order to fully understand all of the implications and risks of the offering of securities to which the applicable prospectus relates. A copy of the applicable prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. None of the SEC, the Attorney General of the State of New York or any state securities regulator has approved or disapproved of these securities or determined if the applicable fund's prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds.